CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	160,000,000	80,000,000	45,000,000
Common stock, shares issued	31,476,212	16,233,430	4,014,381
Common stock, shares, outstanding	31,476,212	16,233,430	4,014,381
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,940,000	4,940,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	60,000	60,000	60,000
Temporary Equity, Shares Issued	35,600	41,652	0
Temporary Equity, Shares Outstanding	35,600	41,652	0
Temporary Equity, Liquidation Preference	$ 3,560	$ 4,165	$ 0